UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2016

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 94.4%
Aerospace - 2.5%
Northrop Grumman Corp.	16,995	$3,505,389
Orbital ATK, Inc.	3,793	329,991

		$3,835,380
Airlines - 0.4%
Delta Air Lines, Inc.	15,804	$658,553

Automotive - 3.6%
General Motors Co.	32,543	$1,034,867
Hyundai Motor Co. Ltd.	8,156	1,024,971
Kia Motors Corp.	40,312	1,690,470
Magna International, Inc.	43,256	1,816,842

		$5,567,150
Biotechnology - 1.0%
Celgene Corp. (a)	6,233	$644,555
Gilead Sciences, Inc.	10,762	949,316

		$1,593,871
Business Services - 2.3%
Accenture PLC, “A”	11,347	$1,281,303
Global Payments, Inc.	31,494	2,273,237

		$3,554,540
Cable TV - 3.7%
Comcast Corp., “A”	47,464	$2,883,913
Time Warner Cable, Inc.	13,142	2,787,550

		$5,671,463
Chemicals - 1.8%
LyondellBasell Industries N.V., “A”	32,820	$2,713,229

Computer Software - 2.3%
CA, Inc.	30,589	$907,270
Microsoft Corp.	53,205	2,653,333

		$3,560,603
Computer Software - Systems - 1.1%
Apple, Inc.	13,548	$1,269,990
Seagate Technology PLC	18,776	408,754

		$1,678,744
Construction - 1.7%
Bellway PLC	8,202	$293,257
Owens Corning	52,174	2,403,656

		$2,696,913
Electronics - 2.0%
Intel Corp.	29,188	$883,813
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,008	2,146,879

		$3,030,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 2.9%
Marathon Petroleum Corp.	28,111	$1,098,578
Valero Energy Corp.	58,082	3,419,287

		$4,517,865
Energy - Integrated - 1.7%
BP PLC	323,976	$1,769,250
Chevron Corp.	8,380	856,268

		$2,625,518
Food & Beverages - 1.5%
Archer Daniels Midland Co.	34,709	$1,386,277
Dean Foods Co.	16,192	278,988
General Mills, Inc.	9,867	605,242

		$2,270,507
Food & Drug Stores - 1.6%
CVS Health Corp.	19,145	$1,924,073
Lawson, Inc.	7,100	554,235

		$2,478,308
General Merchandise - 2.4%
Target Corp.	45,692	$3,632,514

Insurance - 6.3%
MetLife, Inc.	76,429	$3,446,948
Prudential Financial, Inc.	15,321	1,189,522
Suncorp-Metway Ltd.	107,303	1,018,019
Validus Holdings Ltd.	48,213	2,222,137
Zurich Insurance Group AG	8,006	1,791,815

		$9,668,441
Internet - 2.5%
Alphabet, Inc., “A” (a)	1,348	$954,222
Facebook, Inc., “A “ (a)	25,239	2,967,602

		$3,921,824
Leisure & Toys - 1.6%
Activision Blizzard, Inc.	41,322	$1,424,369
Electronic Arts, Inc. (a)	5,020	310,487
Take-Two Interactive Software, Inc. (a)	21,463	733,605

		$2,468,461
Machinery & Tools - 0.7%
Allison Transmission Holdings, Inc.	21,013	$605,385
Caterpillar, Inc.	5,946	462,123

		$1,067,508
Major Banks - 8.6%
BNP Paribas	10,958	$580,195
BOC Hong Kong Holdings Ltd.	149,500	446,507
HSBC Holdings PLC	129,741	857,810
JPMorgan Chase & Co.	89,328	5,645,530
Sumitomo Mitsui Financial Group, Inc.	40,900	1,229,460
Wells Fargo & Co.	91,348	4,565,573

		$13,325,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.5%
Community Health Systems, Inc. (a)	40,672	$776,022

Medical Equipment - 0.6%
Abbott Laboratories	24,454	$951,261

Metals & Mining - 1.3%
BHP Billiton PLC	66,737	$909,892
Rio Tinto Ltd.	30,703	1,032,044

		$1,941,936
Natural Gas - Distribution - 0.7%
Engie	64,769	$1,067,958

Natural Gas - Pipeline - 1.1%
Enterprise Products Partners LP	19,409	$518,026
Williams Partners LP	39,811	1,203,487

		$1,721,513
Network & Telecom - 3.8%
Cisco Systems, Inc.	155,916	$4,286,131
Motorola Solutions, Inc.	21,309	1,602,224

		$5,888,355
Oil Services - 0.3%
Noble Corp. PLC	40,148	$450,862

Other Banks & Diversified Financials - 2.1%
Discover Financial Services	31,619	$1,779,201
UBS AG	88,726	1,535,340

		$3,314,541
Pharmaceuticals - 8.9%
Bristol-Myers Squibb Co.	48,703	$3,515,383
Eli Lilly & Co.	52,333	3,952,711
Johnson & Johnson	3,823	428,482
Merck & Co., Inc.	79,184	4,342,451
Pfizer, Inc.	44,811	1,465,768

		$13,704,795
Real Estate - 2.9%
Hospitality Properties Trust, REIT	24,964	$638,829
Medical Properties Trust, Inc., REIT	74,290	988,800
Mid-America Apartment Communities, Inc., REIT	17,222	1,648,312
Starwood Property Trust, Inc., REIT	33,115	641,106
Store Capital Corp., REIT	19,487	500,231

		$4,417,278
Restaurants - 0.4%
YUM! Brands, Inc.	7,104	$565,194

Specialty Chemicals - 0.7%
Marine Harvest	68,291	$1,062,720

Specialty Stores - 4.6%
Abercrombie & Fitch Co., “A”	26,036	$695,942
Amazon.com, Inc. (a)	6,562	4,328,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
American Eagle Outfitters, Inc.	150,015	$2,146,715

		$7,170,887
Telephone Services - 4.2%
Frontier Communications Corp.	144,757	$804,849
TDC A.S.	121,959	624,084
Telefonica Brasil S.A., ADR	84,773	1,044,403
Verizon Communications, Inc.	80,152	4,082,943

		$6,556,279
Tobacco - 5.7%
Altria Group, Inc.	64,874	$4,068,249
Japan Tobacco, Inc.	20,500	839,710
Philip Morris International, Inc.	39,767	3,901,938

		$8,809,897
Utilities - Electric Power - 4.4%
American Electric Power Co., Inc.	44,909	$2,851,722
Exelon Corp.	63,099	2,214,144
PPL Corp.	44,060	1,658,418

		$6,724,284
Total Common Stocks		$145,660,941

Convertible Preferred Stocks - 3.8%
Food & Beverages - 2.1%
Tyson Foods, Inc., 4.75%	45,250	$3,300,535

Pharmaceuticals - 0.5%
Allergan PLC, 5.5%	900	$730,341

Telephone Services - 0.2%
Frontier Communications Corp., 11.125%	2,825	$294,648

Utilities - Electric Power - 1.0%
Exelon Corp., 6.5%	30,643	$1,484,960
Total Convertible Preferred Stocks		$5,810,484

Preferred Stocks - 0.3%
Telephone Services - 0.3%
Telecom Italia S.p.A.	683,232	$535,900

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	2,083,417	$2,083,417
Total Investments		$154,090,742

Other Assets, Less Liabilities - 0.2%		290,447
Net Assets - 100.0%		$154,381,189

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$128,135,564	$—	$—	$128,135,564
United Kingdom	4,862,253	—	—	4,862,253
Switzerland	3,327,155	—	—	3,327,155
South Korea	—	2,715,441	—	2,715,441
Japan	—	2,623,405	—	2,623,405
Taiwan	2,146,879	—	—	2,146,879
Canada	1,816,842	—	—	1,816,842
France	1,648,153	—	—	1,648,153
Norway	1,062,720	—	—	1,062,720
Other Countries	2,204,387	1,464,526	—	3,668,913
Mutual Funds	2,083,417	—	—	2,083,417
Total Investments	$147,287,370	$6,803,372	$—	$154,090,742

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,019,677 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$146,379,265
Gross unrealized appreciation	13,989,971
Gross unrealized depreciation	(6,278,494)
Net unrealized appreciation (depreciation)	$7,711,477

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,561	44,214,521	(43,891,665)	2,083,417

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,715	$2,083,417

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.